UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-3056

TRIDAN CORP.
(Exact name of registrant as specified in charter)

c/o Sichenzia Ross Ference Kesner LLP 1185 Avenue of the Americas, 37th Floor, New York, NY 10036
(Address of principal executive offices)

Robert M. Birnbaum c/o Sichenzia Ross Ference Kesner LLP 1185 Avenue of the Americas, 37th Floor, New York, NY 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 239-0515

Date of fiscal year end:	April 30, 2018

Date of reporting period:	January 31, 2018

Item 1.	Schedule of Investments.

Attached on the following pages is a schedule of the registrant’s investments as of the close of its fiscal quarter ended January 31, 2018.

Tridan Corp. Schedule of Investments Form NQ January 31, 2018

	2018
	Principal Amount	Amortized Cost	Federal Tax Cost	Fair Value	Unrealized Gain (Loss)
N.Y.S. Dormitory Authority Revs
Non St Supported Debt St Johns Univ - Insd
5.25% due July 1, 2021	$1,000,000	1,028,723	1,028,723	$1,110,910	82,187

State of NY Dormitory Auth
Personal Inc Tax Rev Ref Educ.
5.50 % due March 15, 2025	500,000	533,080	533,080	606,335	73,255

Build NYC Resource Corp NY Rev
5.0% due August 1, 2017	135,000	111,324	111,324	137,284	25,960

Erie County NY Fiscal Stability
Sales Tax
5.0% due June 15, 2024	165,000	202,705	202,705	194,245	(8,460)

Brookhaven NY REF Unlimited tax
5.0% due March 15, 2025	500,000	606,523	606,523	596,140	(10,383)

NY ST Environmental FACS
5.0% due June 15, 2026	1,300,000	1,552,046	1,552,046	1,573,507	21,461

Util. Debt Securitization
(Par Call June 15,2024)
5.0% due December 15, 2026	500,000	583,826	583,826	591,590	7,764

Met Transportation Auth NY Revenue
5.0% due November 15, 2027	1,250,000	1,546,156	1,546,156	1,496,937	(49,219)

Erie County NY Fiscal Stability
Sales Tax
(Par Call June 15, 2027)
5.0% due June 15, 2029	1,000,000	1,226,926	1,226,926	1,201,170	(25,756)

City of New York NY Municipal Water
Fin Auth Wtr. & Sewer Rev Fiscal 2009
(Par Call June 15, 2018 @100)
5.625% due June 15, 2024	1,000,000	998,542	998,542	1,016,090	17,548

City of New York NY Transitional Finance
Auth Rev Sub Future Tax Secured
(Par Call November 1, 2019 @100):
5.00% due November 1, 2020	500,000	513,526	513,526	529,849	16,323

	1,000,000	1,024,084	1,024,084	1,059,760	35,676

NY City Transitional Financial Authority
Rev Future Tax
(Par Call November 1, 2022 @100)
5.00% due November 1, 2026	550,000	587,182	587,182	620,895	33,713

Brookhaven NY Limited Tax
4.0% due March 15, 2023	1,000,000	1,143,483	1,143,483	1,106,090	(37,393)

Erie Count Indvl Dev
Agency
5.0% due May 1, 2025	750,000	933,343	933,343	887,190	(46,153)

NYC NY Cultural Res-Museum
of Modern Art
4.0% due February 1, 2023	400,000	455,541	455,541	440,868	(14,673)

Schnectady CNTY NY Various Purposes
LTD Tax
5.0% due December 15, 2020	800,000	881,392	881,392	875,976	(5,416)

Schnectady CNTY NY Various Purposes
LTD Tax
5.0% due December 15, 2022	300,000	346,569	346,569	344,709	(1,860)

Harrison NY REF Public Impt LTD Tax
5.0% due December 15, 2023	100,000	126,114	126,114	117,078	(9,036)

Saratoga County NY Ref LTD Tax					-
5.0% due July 15, 2023	100,000	126,862	126,862	116,548	(10,314)

SNT Lawrence CNTY NY REF
Limited Tax
(Par Call May 15, 2025)
5.0% due May 15, 2026	105,000	122,001	122,001	122,762	761

NYC NY TR Cultural Res-
Museum of Modern Art
4.0% due April 01, 2026	500,000	586,848	586,848	565,310	(21,538)

Middele CTRY NY central School District-
AT Centereach
5.0% due August 01, 2020	150,000	164,180	164,180	162,938	(1,242)

Laurens NY Central School District
(Par Call June 15, 2025)
4.0% due June 15, 2028	305,000	333,085	333,085	336,476	3,391

Nassau County
Gen Impt Unltd Tax
(Par Call October 1, 2020 @100)
4.00% due October 1, 2022	550,000	559,629	559,629	577,945	18,316

State of NY Dormitory Auth
State Pers. Inc. Tax
5.5% due March 15, 2026	200,000	240,830	240,830	245,486	4,656

State of NY Dormitory Auth
Lease Rev
(Par Call August 15, 2020 @100)
5.00 % due August 15, 2023	420,000	421,761	421,761	454,587	32,826

New York, New York
Unlimited Tax
(Par Call August 1, 2020 @100)
5.00 % due August 1, 2023	510,000	528,454	528,454	551,631	23,177

New York, New York
Unlimited Tax
(Par Call August 1, 2019 @100)
5.00 % due August 1, 2026	350,000	351,123	351,123	367,430	16,307

City of New York Municipal
Fin Auth Wtr & Swr Rev
(Par Call June 15, 2019 @100)
5.00 % due June 15, 2027	500,000	504,156	504,156	523,065	18,909

Port Authority of NY and NJ
5.375 % due March 1, 2028	150,000	153,159	153,159	178,533	25,374
5.0% due October 1, 2027

NYS Dormitory
(Par Call July 1, 2018 @100)
5.00 % due July 1, 2029	300,000	300,000	300,000	304,567	4,567

Greece NY Central School District
Unlimited Tax
(Par Call December 15, 2022 @100)
5.0% due December 15, 2023	500,000	549,014	549,014	568,260	19,246

Rensselaer Cnty, NY
Limited Tax
5.00% due September 1, 2024	100,000	125,403	125,403	118,817	(6,586)

Mattituck-Cutchogue NY
Central School District Unlimited Tax
(Par Call July 15, 2025 @100)
5.0% Unlimited tax due July 15, 2026	280,000	330,105	330,105	330,453	348

Mattituck-Cutchogue NY
(Par Call July 15, 2025 @100)
5.0% Unlimited tax due July 15, 2027	365,000	427,324	427,324	429,404	2,080

Putnam County NY
Limited Tax
(Par Call January 15, 2026 @100)
5.0% due January 15, 2027	135,000	160,321	160,321	160,380	59

Halfmoon NY Pub Imp
Limited Tax
(Par Call June 15, 2025 @100)
5.0% due June 15, 2027	280,000	327,698	327,698	328,896	1,198

Gates Chili NY Central School
Unlimited Tax
(Par Call June 15, 2025 @100)
5.0% due June 15, 2027	200,000	236,558	236,558	234,926	(1,632)

Western Nassau Cty Water Auth
(Par Call April 1, 2025 @100)
5.0% due April 1, 2028	100,000	113,171	113,171	115,380	2,209

N.Y.S. Thruway Authority
St Pers Income Tax Rev Transn
5.25% due March 15, 2019	750,000	757,252	757,252	782,205	24,953

Pre-refunded
Starpoint NY Central School District
Ref Unlimited Tax
5.0% due June 15, 2020	250,000	266,271	266,271	269,862	3,591

General Obligations
Wantagh New York UN Free School
5.00% due September 1, 2021	550,000	598,116	598,116	614,614	16,498

Central Islip New York Union Free School
School District Ref Unlimited Tax
5.00% due July 15, 2022	750,000	843,909	843,909	852,247	8,338

Rockville Center NY Limited Tax
4.0% due June 15, 2022	200,000	222,364	222,364	219,378	(2,986)

Brentwood New York UN Free School
5.00% due January 15, 2023	430,000	461,484	461,484	493,597	32,113

Connetquot New York
Central School District Unlimited Tax
5.0% due January 15, 2024	400,000	431,766	431,766	466,048	34,282

Syosset New York
Central School District Unlimited Tax
5.0% due December 15, 2022	735,000	794,297	794,297	836,943	42,646

Syosset New York
Central School District Unlimited Tax
5.0% due December 15, 2022	125,000	135,705	135,705	143,315	7,610

Onondaga County NY
Ref Unlimited Tax
(Par Call March 15, 2024 @100)
5.0% due March 15, 2025	285,000	320,538	320,538	335,807	15,269

North Babylon NY Un Free School Dist
Ref Unlimited Tax
(Par Call August 1, 2022 @100)
5.0% due August 1, 2023	250,000	276,003	276,003	283,600	7,597

Battery Park City NY Authority SR-Ser A
(Par Call November 1, 2023 @100)
5.0% due November 1, 2029	140,000	150,960	150,960	162,362	11,402

Buffalo & Ft. Erie NY Pub Bridge Auth
Toll Bridge Sys Rev
5.0% due January 1, 2025	410,000	463,503	463,503	479,237	15,734

Bayport Blue Point NY Un Free School Dist
Ref Unlimited Tax
5.0% due September 15, 2024	250,000	288,566	288,566	296,277	7,711

Saratoga Springs NY Ref
Public Imports-Unlimited Tax
(Par Call February 15, 2023 @100)
5.0% due February 15, 2025	225,000	254,509	254,509	257,764	3,255

Build NYC Resource Corp.NY Rev
United Jewish Appeal
(Par Call July 1, 2024 @100)
5.0% due July 1, 2025	320,000	366,204	366,204	373,110	6,906

Tompkins County NY Public Impt Ser B
Limited Tax
(Par Call December 15, 2024 @100)
5.0% due December 15, 2027	500,000	582,284	582,284	584,625	2,341

Util Debt Securitization Auth NY
Restructuring Ser TE
(Par Call December 15, 2023 @100)
5.0% due December 15, 2028	500,000	533,649	533,649	582,065	48,416

Clarkstown Central School District
NY Unlimited Tax
4.0% due May 15, 2019	500,000	516,466	516,466	516,310	(156)

Rhinebeck New York
Central School District Unlimited Tax
(Par Call June 15, 2023 @100)
4.0% due June 15, 2025	535,000	569,791	569,791	575,355	5,564

Queensbury New York Union Free School
4.00% due December 15, 2018	225,000	228,640	228,640	230,094	1,454

Riverhead NY Limited Tax
4.0% due June 1, 2021	1,005,000	1,056,129	1,056,129	1,079,179	23,050

Bethlehem, NY Central School District
Unlimited Tax
4.00% due January 15, 2021	500,000	523,591	523,591	532,680	9,089

Plainview Old Bethpage New York Central
School District Ref Unlimited Tax					-
5.00% due December 15, 2020	250,000	260,645	260,645	274,702	14,057

N.Y. Bond Bank Agency
SCH Purpose Revenue
5.0% due December 1,2019	300,000	321,940	321,940	318,714	(3,226)

N.Y.S. Dormitory Authority Revs
City University Sys Ref Cons 5th Gen
5.5% due July 1, 2019	1,000,000	1,012,313	1,012,313	1,056,460	44,147

N.Y.S. Dormitory Authority Revs
5.5% due May 15, 2018	655,000	658,205	658,205	662,795	4,590

Sachem Central School District
NY Holbrook Ref Unlimited Tax
5.25% due October 15, 2019	500,000	508,091	508,091	531,920	23,829

Longwood NY Central School District
Suffolk
5.00% due March 15, 2019	185,000	193,309	193,309	192,474	(835)

State of NY Local Gov't
(Par Call April 1, 2018 @100)
5.0% due April 1, 2019	200,000	198,221	198,221	201,210	2,989

Brookhaven New York
Unlimited Tax
5.00% due November 15, 2019	450,000	467,930	467,930	477,486	9,556

	$32,225,000	$35,325,418	$35,325,418	$35,982,852	657,434

Item 2.	Controls and Procedures.

(a)
The registrant’s management, with the participation of its chief executive and chief financial officers, have evaluated the effectiveness of the company’s disclosure controls and procedures, within the 90-day period prior to the filing date of this report.  Based on that evaluation, the registrant’s chief executive and chief financial officers have concluded that such controls and procedures are effective to ensure that information required to be disclosed by the registrant on Form N-CSR and Form N-Q is recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)
There has been no change in the registrant’s internal control over financial reporting that occurred during its last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Filed herewith as exhibits are the separate certifications for the registrant’s principal executive and principal financial officers.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By (Signature and Title)	/S/ Peter Goodman
Peter Goodman, President and Chief Executive Officer

Date	March 01, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/S/ Peter Goodman
Peter Goodman, President and Chief Executive Officer

Date	March 01, 2018

By (Signature and Title)	/S/ Warren Pelton
Warren Pelton , Treasurer and Chief Financial Officer

Date	March 01,2018